Schedule of Estimated Fair Value of Special Warrant Liabilities (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Fair value	$ (4,226,574)	$ (3,454,008)
Change in derivative liability	4,226,574	$ 3,454,008	$ 15,696,391	$ 12,300,453
Measurement Input, Risk Free Interest Rate [Member]
Dividend yield						13.0
March Two Thousand Twenty Three Special Warrants Issuance [Member]
Expected life					1092 days	0 days
Share price | $ / shares					$ 0.105	$ 0.11
Fair value	2,815,761		2,781,323
Change in derivative liability	$ 34,438
March Two Thousand Twenty Three Special Warrants Issuance [Member] | Measurement Input, Option Volatility [Member]
Dividend yield					120	120
March Two Thousand Twenty Three Special Warrants Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Dividend yield					3.51	3.40
March Two Thousand Twenty Three Special Warrants Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Dividend yield					0	0